UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06687
                                                     ---------

                         The Gabelli Money Market Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005



TO OUR SHAREHOLDERS,

      Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund's semi-annual and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

                                                      Sincerely yours,


                                                      /s/ Bruce N. Alpert

                                                      Bruce N. Alpert
                                                      Chief Operating Officer
                                                      Gabelli Funds, LLC
May 27, 2005

THE GABELLI U.S. TREASURY MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  October 1, 2004  through  March 31,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2005.

                         Beginning        Ending     Annualized    Expenses
                       Account Value  Account Value   Expense    Paid During
                          10/1/04        3/31/05      Ratio        Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli U.S. Treasury Money
  Market Fund           $1,000.00       $1,004.24      0.30%       $1.50

HYPOTHETICAL 5% RETURN
Gabelli U.S. Treasury Money
  Market Fund           $1,000.00       $1,023.44      0.30%       $1.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


SUMMARY OF PORTFOLIO HOLDINGS
The following table presents portfolio holdings as a percent of total net assets.


U.S. TREASURY MONEY MARKET FUND

U.S. Treasury Bills ........................  100.0%
                                              ------
                                              100.0%
                                              ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                                            VALUE
    ---------                                                        --------
                U.S. GOVERNMENT OBLIGATIONS -- 100.0%
                U.S. TREASURY BILLS -- 100.0%
  $891,478,000  U.S. Treasury Bills, 2.305% to 2.823%++,
                  04/14/05 to 08/04/05 .........................   $888,555,139
                                                                   ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ..............    888,555,139
                                                                   ------------
TOTAL INVESTMENTS (Cost $888,555,139) (a) ............... 100.0%    888,555,139
OTHER ASSETS AND LIABILITIES (NET) ......................  (0.0)       (360,337)
                                                          ------   ------------
NET ASSETS
  (applicable to 888,189,330 shares
  outstanding, $0.001 par value,
  unlimited number of shares authorized) ................ 100.0%   $888,194,802
                                                          ======   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ...................................          $1.00
                                                                          =====
NET ASSETS CONSIST OF:
  Paid-in-Capital ..............................................   $888,189,936
  Accumulated (distributions in excess of)
    net investment income ......................................         (4,067)
  Accumulated net realized gain on investments .................          8,933
                                                                   ------------
TOTAL NET ASSETS ...............................................   $888,194,802
                                                                   ============
------------------
(a) Aggregate cost for Federal tax purposes.
++  Represents annualized yield at date of purchase.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                            SIX MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2005   --------------------------------------------------------
                                               (UNAUDITED)       2004        2003        2002        2001       2000
                                                --------      ---------  ----------   ----------   --------   --------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ........ $ 1.0000      $  1.0000  $   1.0000   $   1.0000   $ 1.0000   $ 1.0000
                                                --------      ---------  ----------   ----------   --------   --------
  Net investment income (a) ...................   0.0084         0.0073      0.0095       0.0161     0.0453     0.0526
  Net realized gain on investments ............   0.0000         0.0001      0.0002       0.0012     0.0011     0.0010
                                                --------      ---------  ----------   ----------   --------   --------
  Total from investment operations ............   0.0084         0.0074      0.0097       0.0173     0.0464     0.0536
                                                --------      ---------  ----------   ----------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .......................  (0.0084)       (0.0073)    (0.0095)     (0.0161)   (0.0453)   (0.0526)
  Net realized gain on investments ............  (0.0000)       (0.0001)    (0.0002)     (0.0012)   (0.0011)   (0.0010)
                                                --------      ---------  ----------   ----------   --------   --------
  Total distributions .........................  (0.0084)       (0.0074)    (0.0097)     (0.0173)   (0.0464)   (0.0536)
                                                --------      ---------  ----------   ----------   --------   --------
  NET ASSET VALUE, END OF PERIOD .............. $ 1.0000      $  1.0000  $   1.0000   $   1.0000   $ 1.0000   $ 1.0000
                                                --------      ---------  ----------   ----------   --------   --------
  Total return+ ...............................     0.85%          0.75%       0.98%        1.72%      4.74%      5.49%
                                                ========      =========  ==========   ==========   ========   ========
RATIOS TO AVERAGE NET ASSETS
  AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ........ $888,195       $925,728  $1,030,710   $1,016,253   $805,149   $614,782
  Ratio of net investment income to
    average net assets ........................     1.68%(c)       0.73%       0.95%        1.59%      4.51%      5.29%
  Ratio of operating expenses to
    average net assets (b) ....................     0.30%(c)       0.30%       0.30%        0.30%      0.30%      0.30%

--------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Net investment income per share ratios before fees waived by the Manager for the six months ended March 31, 2005 and fiscal years ended September 30, 2004, 2003, 2002, 2001 and 2000 were $0.0081, $0.0067, $0.0089, $0.0155,
    $0.0446 and $0.0520, respectively.
(b) Operating expense ratios before fees waived by the Manager for the six months ended March 31, 2005 and fiscal years ended September 30, 2004, 2003, 2002, 2001 and 2000 were 0.36%, 0.36%, 0.36%, 0.36%, 0.37% and 0.37%, respectively.
(c) Annualized.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest ...................................................      $ 9,677,943
                                                                    -----------
EXPENSES:
  Management fees ............................................        1,469,872
  Transfer agent fees ........................................           84,999
  Custodian fees .............................................           59,280
  Legal and audit fees .......................................           39,007
  Shareholder communications expenses ........................           29,403
  Trustees' fees .............................................           11,933
  Registration fees ..........................................            6,000
  Miscellaneous expenses .....................................           42,517
                                                                    -----------
  TOTAL EXPENSES BEFORE FEES WAIVED BY MANAGER ...............        1,743,011
  Fees waived by Manager .....................................         (273,139)
                                                                    -----------
  TOTAL EXPENSES -- NET ......................................        1,469,872
                                                                    -----------
NET INVESTMENT INCOME ........................................        8,208,071
NET REALIZED GAIN ON INVESTMENTS .............................           28,378
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $ 8,236,449
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        SIX MONTHS ENDED
                                         MARCH 31, 2005        YEAR ENDED
                                           (UNAUDITED)     SEPTEMBER 30, 2004
                                         --------------    ------------------
OPERATIONS:
  Net investment income ................ $    8,208,071      $    7,032,326
  Net realized gain on investments .....         28,378             107,381
                                         --------------      --------------
  NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ........      8,236,449           7,139,707
                                         --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ................     (8,208,071)         (7,032,326)
  Net realized short-term gain
    on investments .....................        (16,634)           (114,259)
                                         --------------      --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..     (8,224,705)         (7,146,585)
                                         --------------      --------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares issued ..........  1,330,749,094       1,206,542,456
  Proceeds from reinvestment
    of dividends .......................      8,082,696           7,102,891
  Cost of shares redeemed .............. (1,376,376,297)     (1,318,620,697)
                                         --------------      --------------
  Net decrease in net assets
    from capital
    share transactions .................    (37,544,507)       (104,975,350)
                                         --------------      --------------
  NET DECREASE IN NET ASSETS ...........    (37,532,763)       (104,982,228)
                                         --------------      --------------
NET ASSETS:
  Beginning of period ..................    925,727,565       1,030,709,793
                                         --------------      --------------
  End of period ........................ $  888,194,802      $  925,727,565
                                         ==============      ==============


                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from investment income (including short-term realized capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually.

For the fiscal year ended  September  30, 2004,  reclassifications  were made to
decrease   accumulated  net  investment   income  for  $4,067  and  to  increase
accumulated net realized gain on investments for $4,067.

For the fiscal years ended September 30, 2004 and 2003, the tax character of distributions is all ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Undistributed ordinary income ................. $ 53,566
            Other temporary differences ...................  (53,566)
                                                            --------
            Total accumulated earnings .................... $     --
                                                            ========

The difference between book and tax basis undistributed ordinary income is primarily due to dividends payable.

3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. This arrangement is renewable annually by the Manager. For the six months ended March 31, 2005, the Manager waived management fees of $273,139.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

4. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

5. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


--------------------------------------------------------------------------------
     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the "Board") of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are required annually to review and re-approve the terms of the Fund's existing Management Agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Management Agreement with the Manager for the Fund. More specifically, at a meeting held on November 17, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

NATURE,  EXTENT AND  QUALITY OF  SERVICES.  The Board  received  and  considered various data and information regarding the nature, extent and quality of administrative and shareholder services provided to the Fund by the Manager under the Management Agreement, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Trustees in their capacity as Trustees and other services. Specifically, the Board received and considered information regarding the size, education and
experience  of  the  Manager's   staff,  the  Manager's   fundamental   research
capabilities and the Manager's approach to recruiting, training and retaining portfolio managers and other research and management personnel. Based on the above factors, together with those referenced below, the Board concluded that the services were extensive in nature and that the Manager consistently delivered a high level of service.

FUND PERFORMANCE. The Board reviewed and considered information as to short-term and long-term investment performance for the Fund over various periods of time as compared to the performance of the Fund's Lipper, Inc. peer group. The Board concluded that the Manager was delivering excellent performance results consistent with the investment strategies being pursued by the Fund.

FUND FEES AND EXPENSES. The Board reviewed and considered the Fund's contractual management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the management fees charged by the Manager and its affiliates to other funds. While the Board recognized that the contractual management fee of the Fund was slightly above average for its peer group, they concluded that the fee was acceptable based upon the qualifications, experience, reputation and performance of the Manager and the low overall expense ratio of the Fund.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

PROFITABILITY. The Board received and considered information regarding the Manager's overall profitability and costs and an estimated analysis of the Manager's profitability attributable to the Fund. The Board concluded that the Manager's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

ECONOMIES OF SCALE. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Board noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Manager-level economies of scale. The Board agreed that it was possible that Manager-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of management fees if the assets of the Fund grow substantially beyond certain thresholds, but concluded that, in light of the expense waiver noted below, the Fund had appropriately benefited from any economies of scale.

The Board also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that, since the Manager had contractually agreed to waive management fees and/or reimburse expenses to the extent necessary to maintain the Fund's total annual operating expenses at 0.30% of the average daily net assets of the Fund through September 30, 2005, the management fee rate currently was reasonable.

OTHER BENEFITS TO THE MANAGER. The Board also received and considered information regarding the character and amount of other incidental benefits received by the Manager and its affiliates from its association with the Fund. The Board concluded that potential "fall-out" benefits that the Manager and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. As discussed above, the Board reviewed detailed materials received from the Manager as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Manager at least in each of its regular meetings, which include, among other things, Fund performance reports.

As a part of its decision-making process, the Board noted that the Manager has managed the Fund since its inception, and the Board believed that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund knowing that the Manager managed the Fund and knowing its investment management fee schedule. As such, the Board considered, in particular, whether the Manager managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Board concluded that the Fund was managed by the Manager consistent with its investment objectives and policies.

In considering the Management Agreement, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the Board's judgment that shareholders had consistently received excellent absolute and relative performance at reasonable fees. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Management Agreement.

                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                                John J. Parker
CHAIRMAN AND CHIEF                                   ATTORNEY-AT-LAW
EXECUTIVE OFFICER
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                  Karl Otto Pohl
ATTORNEY-AT-LAW                                      FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                            DEUTSCHE BUNDESBANK

Vincent D. Enright                                   Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                         MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                          BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                                      Judith A. Raneri
PRESIDENT AND TREASURER                              VICE PRESIDENT
                                                     AND PORTFOLIO MANAGER
James E. McKee
SECRETARY                                            Henley L. Smith
                                                     VICE PRESIDENT
Ronald S. Eaker
VICE PRESIDENT

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB404Q105SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
U.S. TREASURY
MONEY MARKET
FUND
                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of four "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, Vincent D. Enright, John J. Parker and Anthonie C. van Ekris. The Nominating Committee is responsible for identifying and recommending to the Board of Trustees individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To recommend a candidate for consideration by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Board of Trustees has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.


   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GABELLI MONEY MARKET FUNDS
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     June 6, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.